Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments
Schedule of investments

	December 31,
	2018	2019
	RMB	RMB

Equity investments accounted for using the equity method (i)	378,378	754,144
Equity investments with readily determinable fair values (ii)	238,915	115,926
Equity investments without readily determinable fair values (iii)	3,974,231	1,492,837

Total	4,591,524	2,362,907
(i)	In 2018 and 2019, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB14,277 and RMB332,401, respectively. Investments have been accounted for under the equity method where the Group has significant influence on these investees and the investments are considered as in-substance common shares.
(ii)	In 2018, the Group made an investment in an investment fund with total consideration of RMB204,499, which primarily invests in public stock market. The Group does not have the ability to exercise significant influence over the investment. Therefore, it has been precluded from applying the equity method of accounting.

In 2019, the Group disposed of an investment with readily determinable fair values, for a cash consideration of RMB141,875.

In 2018 and 2019, fair value loss of RMB113,677 and fair value gain of RMB21,942 related to investments with readily determinable fair values were recognized in the consolidated statements of comprehensive income (Note 28), respectively.

(iii)	Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock.